UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsBond Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 40.5%						$1,093,229,010
(Cost $1,064,877,872)
Consumer discretionary 4.5%						122,566,627
Auto components 0.6%
Dana Holding Corp.	6.000		09-15-23		3,355,000	3,564,650
Delphi Corp.	5.000		02-15-23		9,515,000	10,240,519
Stackpole International Intermediate Company SA (S)	7.750		10-15-21		2,420,000	2,432,100
Automobiles 1.5%
FCA US LLC	8.000		06-15-19		1,040,000	1,098,677
Ford Motor Company	4.750		01-15-43		1,295,000	1,427,151
Ford Motor Credit Company LLC	5.875		08-02-21		15,975,000	18,866,826
Ford Motor Credit Company LLC	8.000		12-15-16		2,885,000	3,207,918
General Motors Company	4.875		10-02-23		3,270,000	3,562,881
General Motors Company	6.250		10-02-43		2,675,000	3,323,265
General Motors Financial Company, Inc.	4.000		01-15-25		4,960,000	5,087,874
General Motors Financial Company, Inc.	4.375		09-25-21		2,775,000	2,948,438
Hotels, restaurants and leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	3,275,000	1,076,957
CCM Merger, Inc. (S)	9.125		05-01-19		2,495,000	2,713,313
Cleopatra Finance, Ltd. (S)	6.500		02-15-25		2,115,000	2,101,781
MGM Resorts International	6.000		03-15-23		3,900,000	4,056,000
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20		2,289,000	2,517,900
Waterford Gaming LLC (H)(S)	8.625		09-15-49		445,953	26,867
Household durables 0.1%
DR Horton, Inc.	4.000		02-15-20		1,530,000	1,545,300
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44		4,760,000	5,118,495
QVC, Inc.	4.375		03-15-23		3,710,000	3,763,008
QVC, Inc.	5.125		07-02-22		1,840,000	1,950,652
QVC, Inc.	5.450		08-15-34		2,740,000	2,717,266
Media 0.4%
21st Century Fox America, Inc.	6.150		03-01-37		1,065,000	1,372,112
21st Century Fox America, Inc.	6.400		12-15-35		1,115,000	1,480,710
Altice Financing SA (S)	6.500		01-15-22		970,000	1,003,950
Altice Financing SA (S)	6.625		02-15-23		1,835,000	1,910,694
AMC Entertainment, Inc.	5.875		02-15-22		3,425,000	3,553,438
Time Warner Cable, Inc.	8.250		04-01-19		2,485,000	3,034,921
Multiline retail 0.3%
Family Tree Escrow LLC (S)	5.750		03-01-23		2,115,000	2,226,038
Macy's Retail Holdings, Inc.	7.875		08-15-36		3,235,000	3,500,008
Tops Holding II Corp.	8.750		06-15-18		1,680,000	1,629,600
Specialty retail 0.6%
AutoNation, Inc.	5.500		02-01-20		5,364,000	5,846,760
Conn's, Inc. (S)	7.250		07-15-22		1,995,000	1,797,994
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		4,075,000	3,820,313
L Brands, Inc.	6.625		04-01-21		4,595,000	5,272,763
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21		2,535,000	2,769,488
Consumer staples 1.0%						27,595,021
Beverages 0.2%
AJECorp BV (S)	6.500		05-14-22		2,145,000	1,716,000

2SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Constellation Brands, Inc.	4.250		05-01-23	3,025,000	$3,138,438
Constellation Brands, Inc.	4.750		11-15-24	1,625,000	1,738,750
Food and staples retailing 0.0%
Tops Holding Corp.	8.875		12-15-17	960,000	1,003,200
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	2,286,000	2,795,188
Tyson Foods, Inc.	3.950		08-15-24	2,420,000	2,558,891
Household products 0.1%
HRG Group, Inc.	7.875		07-15-19	3,025,000	3,232,591
Personal products 0.2%
Prestige Brands, Inc. (S)	5.375		12-15-21	2,000,000	2,027,500
Revlon Consumer Products Corp.	5.750		02-15-21	2,270,000	2,326,750
Tobacco 0.3%
Alliance One International, Inc.	9.875		07-15-21	5,900,000	4,970,750
Vector Group, Ltd.	7.750		02-15-21	1,955,000	2,086,963
Energy 4.7%					125,295,997
Energy equipment and services 0.4%
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19	2,500,000	2,118,750
Precision Drilling Corp.	6.625		11-15-20	1,405,000	1,362,850
RKI Exploration & Production LLC (S)	8.500		08-01-21	1,875,000	1,781,250
Rowan Companies, Inc.	4.875		06-01-22	2,030,000	1,960,864
Teine Energy, Ltd. (S)	6.875		09-30-22	1,805,000	1,606,450
TerraForm Power Operating LLC (S)	5.875		02-01-23	1,030,000	1,070,994
Oil, gas and consumable fuels 4.3%
California Resources Corp. (S)	5.500		09-15-21	1,880,000	1,715,500
California Resources Corp. (S)	6.000		11-15-24	4,885,000	4,344,597
Chesapeake Energy Corp.	5.750		03-15-23	4,225,000	4,409,844
Cimarex Energy Company	4.375		06-01-24	4,815,000	4,742,775
CNOOC Finance 2013, Ltd.	3.000		05-09-23	2,940,000	2,869,064
Continental Resources, Inc.	5.000		09-15-22	7,035,000	6,964,650
CSI Compressco LP (S)	7.250		08-15-22	1,730,000	1,505,100
DCP Midstream LLC (S)	9.750		03-15-19	2,675,000	2,963,598
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	2,710,000	2,174,775
DCP Midstream Operating LP	3.875		03-15-23	1,500,000	1,359,894
Denbury Resources, Inc.	5.500		05-01-22	1,785,000	1,668,975
Ecopetrol SA	5.875		09-18-23	1,300,000	1,402,050
Energy Transfer Partners LP	5.200		02-01-22	1,950,000	2,146,726
Energy Transfer Partners LP	9.700		03-15-19	2,415,000	3,022,846
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000		06-01-67	4,145,000	4,184,775
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	3,510,000	3,717,416
EP Energy LLC	7.750		09-01-22	1,270,000	1,314,450
EV Energy Partners LP	8.000		04-15-19	2,470,000	2,332,668
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	3,407,000	3,594,385
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	1,069,000	1,141,158
FTS International, Inc. (S)	6.250		05-01-22	1,240,000	973,400
Halcon Resources Corp.	8.875		05-15-21	2,685,000	2,040,600
Jones Energy Holdings LLC (S)	6.750		04-01-22	1,095,000	1,045,725
Kerr-McGee Corp.	6.950		07-01-24	2,930,000	3,669,992

SEE NOTES TO FUND'S INVESTMENTS3

Bond Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	7.750		03-15-32		1,190,000	$1,512,044
Kinder Morgan, Inc.	4.300		06-01-25		3,440,000	3,593,734
Kosmos Energy, Ltd. (S)	7.875		08-01-21		1,570,000	1,467,950
Lukoil International Finance BV (S)	3.416		04-24-18		4,655,000	4,147,512
MarkWest Energy Partners LP	4.875		12-01-24		1,565,000	1,608,038
MarkWest Energy Partners LP	6.500		08-15-21		2,189,000	2,320,340
MPLX LP	4.000		02-15-25		1,155,000	1,171,812
Newfield Exploration Company	5.750		01-30-22		2,160,000	2,262,600
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23		1,920,000	1,262,400
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19		2,475,000	1,825,313
Petroleos Mexicanos (S)	4.250		01-15-25		1,025,000	1,032,175
Petroleos Mexicanos	4.875		01-24-22		2,125,000	2,257,813
Plains All American Pipeline LP	3.600		11-01-24		3,215,000	3,299,156
Regency Energy Partners LP	5.000		10-01-22		930,000	985,800
Regency Energy Partners LP	5.500		04-15-23		4,425,000	4,624,125
Regency Energy Partners LP	5.875		03-01-22		855,000	934,088
Summit Midstream Holdings LLC	7.500		07-01-21		1,115,000	1,173,538
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350		05-15-67		670,000	644,875
Tullow Oil PLC (S)	6.000		11-01-20		1,550,000	1,391,125
Tullow Oil PLC (S)	6.250		04-15-22		1,720,000	1,513,600
Williams Partners LP	4.875		05-15-23		1,685,000	1,735,550
Williams Partners LP	4.875		03-15-24		6,405,000	6,613,163
WPX Energy, Inc.	5.250		09-15-24		910,000	866,775
WPX Energy, Inc.	6.000		01-15-22		1,865,000	1,846,350
Financials 16.4%						441,394,998
Banks 6.7%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250		04-15-24		3,300,000	2,303,730
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	4,600,000	1,539,410
Bank of America Corp.	3.300		01-11-23		2,695,000	2,732,415
Bank of America Corp.	4.200		08-26-24		2,380,000	2,464,923
Bank of America Corp.	4.250		10-22-26		3,040,000	3,110,279
Bank of America Corp.	5.000		05-13-21		4,705,000	5,282,939
Bank of America Corp.	6.875		04-25-18		4,715,000	5,403,206
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250		09-05-24		3,735,000	3,842,381
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18		3,765,000	4,018,385
Barclays Bank PLC (S)	10.179		06-12-21		3,775,000	5,192,445
BPCE SA (S)	4.500		03-15-25		3,575,000	3,656,396
BPCE SA (S)	5.700		10-22-23		4,440,000	4,927,277
Commerzbank AG (S)	8.125		09-19-23		5,575,000	6,731,813
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19		3,300,000	3,275,250
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24		4,655,000	4,897,330
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33		3,300,000	3,766,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		3,040,000	2,871,280
HBOS PLC (S)	6.000		11-01-33		3,480,000	4,076,235
HBOS PLC (S)	6.750		05-21-18		6,715,000	7,517,268
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375		09-17-24		1,455,000	1,496,104
ICICI Bank, Ltd. (S)	4.700		02-21-18		2,325,000	2,475,125
ICICI Bank, Ltd. (S)	5.750		11-16-20		2,410,000	2,743,503
ING Bank NV (S)	5.800		09-25-23		4,779,000	5,487,018
JPMorgan Chase & Co.	4.625		05-10-21		8,250,000	9,167,722
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000		07-01-19		4,515,000	4,441,631

4SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	2,860,000	$2,802,800
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	7,335,000	7,919,453
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	3,865,000	4,171,784
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	3,480,000	3,645,300
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	4,480,000	4,664,800
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	3,085,000	3,285,078
Rabobank Nederland NV	3.875		02-08-22	8,710,000	9,398,813
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	4,629,000	5,990,213
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	3,000,000	3,187,500
Synovus Financial Corp.	7.875		02-15-19	1,075,000	1,202,656
The PNC Financial Services Group, Inc. (P)(Q)	4.481		04-27-15	1,695,000	1,699,238
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	3,245,000	3,155,763
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	4,270,000	4,726,890
Wells Fargo & Company (5.875% to 06-15-2025, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	2,930,000	3,083,825
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,890,000	6,138,440
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	7,122,000	7,780,785
Wells Fargo Bank NA	5.850		02-01-37	2,600,000	3,369,434
Capital markets 2.5%
Ares Capital Corp.	3.875		01-15-20	4,425,000	4,444,156
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500		12-11-23	2,975,000	3,190,688
FS Investment Corp.	4.000		07-15-19	3,620,000	3,607,363
Jefferies Group LLC	6.875		04-15-21	4,070,000	4,605,816
Jefferies Group LLC	8.500		07-15-19	2,115,000	2,525,923
Morgan Stanley	4.100		05-22-23	6,525,000	6,741,330
Morgan Stanley	4.300		01-27-45	2,150,000	2,208,674
Morgan Stanley	5.500		01-26-20	3,210,000	3,648,897
Morgan Stanley	5.550		04-27-17	2,480,000	2,685,537
Morgan Stanley	7.300		05-13-19	7,980,000	9,530,737
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450		07-15-19	2,335,000	2,389,289
Stifel Financial Corp.	4.250		07-18-24	2,990,000	3,062,149
The Bear Stearns Companies LLC	7.250		02-01-18	2,150,000	2,481,668
The Goldman Sachs Group, Inc.	5.250		07-27-21	10,735,000	12,185,932
The Goldman Sachs Group, Inc.	5.750		01-24-22	1,775,000	2,075,600
Walter Investment Management Corp.	7.875		12-15-21	1,795,000	1,646,913
Consumer finance 1.5%
Ally Financial, Inc.	5.125		09-30-24	5,775,000	6,099,844
American Express Company	3.625		12-05-24	2,760,000	2,821,236
Capital One Financial Corp.	2.450		04-24-19	4,000,000	4,042,768
Credit Acceptance Corp.	6.125		02-15-21	3,075,000	3,044,250
Credito Real SAB de CV (S)	7.500		03-13-19	4,135,000	4,259,050
Discover Financial Services	3.950		11-06-24	3,435,000	3,501,763
Discover Financial Services	5.200		04-27-22	3,985,000	4,406,434
Enova International, Inc. (S)	9.750		06-01-21	3,745,000	3,618,606
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19	3,615,000	3,813,825
Springleaf Finance Corp.	5.250		12-15-19	3,660,000	3,733,200

SEE NOTES TO FUND'S INVESTMENTS5

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 1.6%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,165,000	$1,205,775
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	3,154,515	3,304,355
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	1,653,705	1,719,853
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	2,893,221	3,063,878
General Electric Capital Corp. (P)	0.737		08-15-36	2,895,000	2,511,977
General Electric Capital Corp.	4.375		09-16-20	2,640,000	2,932,061
General Electric Capital Corp.	5.550		05-04-20	4,515,000	5,277,854
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	4,675,000	5,504,813
Leucadia National Corp.	5.500		10-18-23	4,745,000	4,892,778
Nationstar Mortgage LLC	7.875		10-01-20	2,848,000	2,862,240
Nationstar Mortgage LLC	9.625		05-01-19	1,785,000	1,901,025
USB Realty Corp. (P)(Q)(S)	1.400		01-15-17	2,900,000	2,537,500
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	6,010,000	6,235,375
Insurance 1.7%
American International Group, Inc.	4.125		02-15-24	2,445,000	2,664,600
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58	310,000	429,350
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,570,000	1,675,245
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	4,340,000	4,669,866
AXA SA	8.600		12-15-30	1,695,000	2,352,485
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	1,575,000	1,753,763
CNA Financial Corp.	7.250		11-15-23	4,370,000	5,421,356
Liberty Mutual Group, Inc. (S)	7.800		03-15-37	3,335,000	4,002,000
MetLife, Inc.	6.400		12-15-36	2,320,000	2,714,400
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000		10-18-42	1,795,000	1,911,675
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,450,000	3,674,250
Pacific LifeCorp. (S)	6.000		02-10-20	1,775,000	2,007,628
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	760,000	771,248
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	1,223,000	1,317,905
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	2,375,000	2,493,750
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	4,825,000	6,744,868
USI, Inc. (S)	7.750		01-15-21	2,525,000	2,569,188
Real estate investment trusts 2.3%
American Tower Corp.	3.400		02-15-19	1,580,000	1,617,971
American Tower Corp.	4.700		03-15-22	2,210,000	2,361,336
ARC Properties Operating Partnership LP	4.600		02-06-24	4,175,000	4,088,415
Corrections Corp. of America	4.625		05-01-23	2,240,000	2,240,000
Crown Castle Towers LLC (S)	4.883		08-15-20	3,660,000	3,996,530
Crown Castle Towers LLC (S)	6.113		01-15-20	5,659,000	6,505,660
DDR Corp.	7.500		04-01-17	5,155,000	5,742,129
Education Realty Operating Partnership LP	4.600		12-01-24	2,250,000	2,346,822
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	3,220,000	3,738,291
Health Care REIT, Inc.	4.950		01-15-21	1,095,000	1,215,644
Highwoods Realty LP	5.850		03-15-17	5,065,000	5,475,696
Iron Mountain, Inc.	5.750		08-15-24	3,810,000	3,857,625
Iron Mountain, Inc.	6.000		08-15-23	3,130,000	3,286,500
iStar Financial, Inc.	5.000		07-01-19	980,000	980,000

6SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
MPT Operating Partnership LP	6.375		02-15-22	1,730,000	$1,877,050
MPT Operating Partnership LP	6.875		05-01-21	1,585,000	1,709,819
Omega Healthcare Investors, Inc. (S)	4.500		01-15-25	2,025,000	2,065,875
Omega Healthcare Investors, Inc.	4.950		04-01-24	3,205,000	3,365,250
Ventas Realty LP	3.750		05-01-24	1,735,000	1,780,840
Ventas Realty LP	4.750		06-01-21	4,075,000	4,455,674
Real estate management and development 0.1%
NANA Development Corp. (S)	9.500		03-15-19	1,685,000	1,550,200
Health care 1.6%					44,317,704
Health care equipment and supplies 0.3%
Alere, Inc.	7.250		07-01-18	2,065,000	2,217,294
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	2,615,000	2,425,413
Medtronic, Inc. (S)	4.625		03-15-45	3,725,000	4,214,804
Health care providers and services 0.6%
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,365,000	1,370,119
HCA, Inc.	5.250		04-15-25	3,235,000	3,554,456
HCA, Inc.	7.500		02-15-22	1,955,000	2,306,900
Medco Health Solutions, Inc.	7.125		03-15-18	2,045,000	2,362,946
Quest Diagnostics, Inc.	4.250		04-01-24	3,040,000	3,235,834
Select Medical Corp.	6.375		06-01-21	2,635,000	2,648,175
WellCare Health Plans, Inc.	5.750		11-15-20	1,380,000	1,449,000
Pharmaceuticals 0.7%
Endo Finance LLC (S)	6.000		02-01-25	1,340,000	1,418,725
Endo Finance LLC (S)	7.250		01-15-22	2,295,000	2,464,256
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22	2,965,000	3,039,125
Mallinckrodt International Finance SA (S)	5.750		08-01-22	2,725,000	2,881,688
Mylan, Inc. (S)	7.875		07-15-20	3,785,000	4,003,913
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	1,025,000	1,031,406
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	1,860,000	1,892,550
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	1,660,000	1,801,100
Industrials 5.1%					138,702,194
Aerospace and defense 0.9%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	1,548,000	1,656,360
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	930,000	975,338
Huntington Ingalls Industries, Inc.	7.125		03-15-21	2,080,000	2,241,512
Lockheed Martin Corp.	2.900		03-01-25	5,427,000	5,468,820
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	9,065,000	8,090,513
Textron, Inc.	3.875		03-01-25	1,630,000	1,680,258
Textron, Inc.	5.600		12-01-17	2,195,000	2,395,941
Textron, Inc.	7.250		10-01-19	2,110,000	2,508,220
Airlines 1.9%
America West Airlines 2000-1 Pass Through Trust	8.057		07-02-20	488,458	556,843
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	5,435,226	5,856,456
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	3,177,963	3,467,952
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	1,107,498	1,160,104
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	4,246,280	4,596,598
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	1,953,660	2,095,301
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		01-02-18	1,021,679	1,068,881
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		09-15-17	375,465	386,954
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		02-02-19	793,547	873,854

SEE NOTES TO FUND'S INVESTMENTS7

Bond Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2000-2 Class B Pass Through Trust	8.307		04-02-18		171,381	$188,091
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22		2,476,792	2,736,855
Continental Airlines 2012-1 Class B Pass Through Trust	6.250		04-11-20		1,174,440	1,241,970
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23		3,713,136	4,288,672
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22		4,051,304	4,780,539
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		07-02-18		640,144	710,560
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19		1,283,281	1,395,568
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19		1,584,483	1,844,813
UAL 2009-1 Pass Through Trust	10.400		11-01-16		290,316	320,422
UAL 2009-2A Pass Through Trust	9.750		01-15-17		1,018,613	1,130,660
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26		3,950,000	4,098,125
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22		1,810,000	1,819,050
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23		3,521,902	4,014,968
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24		880,899	1,008,630
US Airways 2012-1 Class C Pass Through Trust	9.125		10-01-15		801,150	825,184
Building products 0.2%
Masco Corp.	7.125		03-15-20		2,160,000	2,525,256
Owens Corning	4.200		12-15-22		3,760,000	3,948,361
Commercial services and supplies 0.2%
Ahern Rentals, Inc. (S)	9.500		06-15-18		1,650,000	1,711,875
Casella Waste Systems, Inc.	7.750		02-15-19		2,510,000	2,535,100
Safway Group Holding LLC (S)	7.000		05-15-18		1,225,000	1,237,250
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18		2,945,000	3,048,075
Industrial conglomerates 0.2%
Odebrecht Finance, Ltd. (S)	7.125		06-26-42		2,585,000	2,119,700
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-14-15		970,000	776,000
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,850,000	757,992
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-22		866,160	666,943
Tenedora Nemak SA de CV (S)	5.500		02-28-23		1,980,000	2,066,328
Machinery 0.2%
SPL Logistics Escrow LLC (S)	8.875		08-01-20		1,256,000	1,321,940
Trinity Industries, Inc.	4.550		10-01-24		3,305,000	3,282,324
Marine 0.3%
Global Ship Lease, Inc. (S)	10.000		04-01-19		1,300,000	1,345,500
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21		2,790,000	2,790,000
Navios South American Logistics, Inc. (S)	7.250		05-01-22		2,585,000	2,494,525
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375		02-01-22		5,635,000	5,618,174
Trading companies and distributors 0.8%
Air Lease Corp.	3.375		01-15-19		3,610,000	3,682,200
Air Lease Corp.	3.875		04-01-21		2,320,000	2,389,600
Air Lease Corp.	4.750		03-01-20		2,105,000	2,268,138
Air Lease Corp.	5.625		04-01-17		1,780,000	1,904,600
Aircastle, Ltd.	5.500		02-15-22		1,920,000	2,059,200
Aircastle, Ltd.	6.250		12-01-19		1,745,000	1,930,319
Aircastle, Ltd.	7.625		04-15-20		885,000	1,031,025
Ashtead Capital, Inc. (S)	5.625		10-01-24		1,570,000	1,648,500
International Lease Finance Corp. (S)	7.125		09-01-18		2,380,000	2,707,250
United Rentals North America, Inc.	5.750		11-15-24		2,915,000	3,088,413

8SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	2,195,000	$2,263,594
Information technology 0.5%					12,703,226
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250		10-15-22	2,085,000	2,251,800
Internet software and services 0.1%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,270,000	1,238,250
Ancestry.com, Inc.	11.000		12-15-20	2,055,000	2,265,638
IT services 0.1%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	2,495,000	2,582,325
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.875		02-15-22	3,210,000	3,390,563
Software 0.1%
Blackboard, Inc. (S)	7.750		11-15-19	1,010,000	974,650
Materials 2.5%					68,306,652
Chemicals 0.8%
Aruba Investments, Inc. (S)	8.750		02-15-23	1,590,000	1,609,875
Braskem Finance, Ltd. (S)	7.000		05-07-20	3,250,000	3,380,000
Incitec Pivot Finance LLC (S)	6.000		12-10-19	1,920,000	2,152,835
NOVA Chemicals Corp. (S)	5.000		05-01-25	4,650,000	4,911,563
PSPC Escrow Corp. (S)	6.500		02-01-22	2,570,000	2,708,138
Rain CII Carbon LLC (S)	8.250		01-15-21	1,325,000	1,280,281
Rockwood Specialties Group, Inc.	4.625		10-15-20	5,010,000	5,206,643
Construction materials 0.4%
American Gilsonite Company (S)	11.500		09-01-17	3,035,000	2,814,963
Cemex SAB de CV (S)	6.125		05-05-25	3,400,000	3,404,182
Cemex SAB de CV (S)	6.500		12-10-19	2,500,000	2,628,125
Magnesita Finance, Ltd. (Q)(S)	8.625		04-05-17	2,220,000	1,853,700
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	2,426,936	2,524,013
Tekni-Plex, Inc. (S)	9.750		06-01-19	1,266,000	1,373,610
Wise Metals Group LLC (S)	8.750		12-15-18	2,330,000	2,525,138
Metals and mining 1.1%
Alcoa, Inc.	5.125		10-01-24	4,540,000	4,938,349
Allegheny Technologies, Inc.	9.375		06-01-19	5,200,000	6,265,740
ArcelorMittal	10.600		06-01-19	1,845,000	2,278,575
Commercial Metals Company	7.350		08-15-18	1,570,000	1,703,450
Gerdau Trade, Inc. (S)	4.750		04-15-23	1,550,000	1,511,560
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	2,195,000	2,238,112
Glencore Funding LLC (S)	4.125		05-30-23	3,625,000	3,710,311
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	1,615,000	1,512,189
Rain CII Carbon LLC (S)	8.000		12-01-18	2,070,000	1,997,550
Thompson Creek Metals Company, Inc.	7.375		06-01-18	2,505,000	2,066,625
Vedanta Resources PLC (S)	7.125		05-31-23	1,950,000	1,711,125
Telecommunication services 2.5%					67,701,337
Diversified telecommunication services 1.6%
CenturyLink, Inc.	5.625		04-01-20	950,000	1,016,500
CenturyLink, Inc.	5.800		03-15-22	3,615,000	3,840,938
CenturyLink, Inc.	6.450		06-15-21	1,880,000	2,063,300

SEE NOTES TO FUND'S INVESTMENTS9

Bond Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CenturyLink, Inc.	7.600		09-15-39		2,270,000	$2,315,400
Columbus International, Inc. (S)	7.375		03-30-21		1,525,000	1,616,958
GTP Acquisition Partners I LLC (S)	4.704		05-15-18		3,440,000	3,398,049
Oi SA (S)	9.750		09-15-16	BRL	3,440,000	1,084,562
PAETEC Holding Corp.	9.875		12-01-18		2,119,000	2,235,545
T-Mobile USA, Inc.	6.125		01-15-22		970,000	1,020,925
T-Mobile USA, Inc.	6.250		04-01-21		1,200,000	1,260,000
Telecom Italia Capital SA	6.999		06-04-18		2,205,000	2,475,113
Telecom Italia Capital SA	7.200		07-18-36		2,190,000	2,463,750
Telefonica Emisiones SAU	6.421		06-20-16		4,370,000	4,661,693
Verizon Communications, Inc.	4.400		11-01-34		2,675,000	2,738,820
Verizon Communications, Inc. (S)	5.012		08-21-54		2,259,000	2,359,939
Verizon Communications, Inc.	6.550		09-15-43		2,400,000	3,158,045
Wind Acquisition Finance SA (S)	7.375		04-23-21		2,495,000	2,601,038
Windstream Corp.	7.500		06-01-22		3,060,000	3,037,050
Wireless telecommunication services 0.9%
Comcel Trust (S)	6.875		02-06-24		2,320,000	2,475,904
Digicel Group, Ltd. (S)	8.250		09-30-20		3,035,000	3,050,175
Digicel, Ltd. (S)	6.750		03-01-23		2,000,000	2,017,000
Millicom International Cellular SA (S)	4.750		05-22-20		2,735,000	2,666,625
Millicom International Cellular SA (S)	6.625		10-15-21		2,415,000	2,559,900
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		1,255,000	1,250,271
SBA Tower Trust (S)	2.933		12-15-17		2,420,000	2,445,168
SBA Tower Trust (S)	3.598		04-15-18		2,770,000	2,761,438
SBA Tower Trust (S)	5.101		04-17-17		2,135,000	2,236,000
SoftBank Corp. (S)	4.500		04-15-20		2,845,000	2,891,231
Utilities 1.7%						44,645,254
Electric utilities 1.1%
Beaver Valley II Funding Corp.	9.000		06-01-17		371,000	400,680
BVPS II Funding Corp.	8.890		06-01-17		640,000	681,566
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23		3,415,000	3,619,900
Empresa Electrica Angamos SA (S)	4.875		05-25-29		2,770,000	2,761,690
Israel Electric Corp., Ltd. (S)	5.625		06-21-18		2,790,000	3,000,310
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		1,515,000	1,774,520
Israel Electric Corp., Ltd. (S)	7.250		01-15-19		2,720,000	3,094,000
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67		955,000	954,981
NRG Energy, Inc.	6.625		03-15-23		67,000	70,350
NRG Energy, Inc.	7.625		01-15-18		2,460,000	2,730,600
NRG Energy, Inc.	8.250		09-01-20		1,910,000	2,036,538
NRG Yield Operating LLC (S)	5.375		08-15-24		2,385,000	2,516,175
PNPP II Funding Corp.	9.120		05-30-16		189,000	194,079
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month LIBOR + 2.665%)	6.700		03-30-67		2,860,000	2,824,250
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22		1,955,000	2,189,600
W3A Funding Corp.	8.090		01-02-17		832,045	832,101
Independent power and renewable electricity producers 0.2%
Dynegy Finance I, Inc. (S)	6.750		11-01-19		965,000	1,009,631
Dynegy Finance I, Inc. (S)	7.625		11-01-24		4,750,000	5,040,938

10SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.4%
CMS Energy Corp.	5.050		03-15-22	2,669,000	$3,007,757
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110		12-01-66	3,915,000	3,885,638
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month LIBOR + 2.113%)	6.250		05-15-67	2,010,000	2,019,950
U.S. Government and Agency obligations 29.6%					$798,641,703
(Cost $783,716,546)
U.S. Government 10.1%					271,429,442
Treasury Inflation Protected Securities	0.250		01-15-25	12,885,582	12,978,204
U.S. Treasury
Bond	3.000		11-15-44	153,740,000	166,747,788
Bond	3.125		02-15-42	62,550,000	69,205,695
Note	2.000		02-15-25	22,496,000	22,497,755
U.S. Government Agency 19.5%					527,212,261
Federal Home Loan Bank
15 Yr Pass Thru	2.900		09-05-25	1,390,476	1,371,795
15 Yr Pass Thru	3.170		10-04-27	1,425,000	1,420,424
15 Yr Pass Thru	3.250		06-21-27	1,915,152	1,915,454
30 Yr Pass Thru	4.000		10-01-41	3,317,937	3,555,247
30 Yr Pass Thru	4.000		03-01-42	15,388,024	16,536,115
30 Yr Pass Thru	4.500		01-01-43	3,795,683	4,141,959
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.558		06-01-44	3,543,001	3,656,248
30 Yr Pass Thru (P)	2.678		05-01-44	3,367,485	3,484,894
30 Yr Pass Thru	3.000		03-01-43	6,698,712	6,883,973
30 Yr Pass Thru (P)	3.014		03-01-44	871,435	906,429
30 Yr Pass Thru	3.500		05-01-42	4,673,662	4,909,901
30 Yr Pass Thru	3.500		06-01-42	11,200,219	11,766,355
30 Yr Pass Thru	3.500		09-01-42	3,672,522	3,848,401
30 Yr Pass Thru	3.500		04-01-44	11,393,025	12,013,410
30 Yr Pass Thru	4.000		11-01-43	8,599,217	9,289,170
30 Yr Pass Thru	4.000		02-01-44	2,306,768	2,488,967
30 Yr Pass Thru	4.500		11-01-39	6,427,818	6,989,363
30 Yr Pass Thru	4.500		02-01-41	9,630,875	10,491,808
30 Yr Pass Thru	4.500		03-01-41	4,752,280	5,245,414
30 Yr Pass Thru	5.000		04-01-41	3,167,172	3,513,975
30 Yr Pass Thru	5.500		07-01-37	178,334	200,658
30 Yr Pass Thru	5.500		05-01-38	649,812	731,565
30 Yr Pass Thru	5.500		11-01-39	13,317,570	14,986,810
30 Yr Pass Thru	6.500		09-01-39	1,506,230	1,715,441
Federal National Mortgage Association
15 Yr Pass Thru	3.000		09-01-27	7,366,026	7,725,983
15 Yr Pass Thru	3.400		09-27-32	4,955,000	4,940,175
15 Yr Pass Thru	3.500		02-01-26	1,104,392	1,173,064
15 Yr Pass Thru	3.500		03-01-26	9,185,128	9,756,262
15 Yr Pass Thru	4.000		12-01-24	5,391,672	5,788,887
30 Yr Pass Thru (P)	2.525		06-01-44	6,372,728	6,577,601
30 Yr Pass Thru (P)	2.550		04-01-44	5,956,809	6,155,996
30 Yr Pass Thru (P)	2.908		03-01-44	848,869	882,295
30 Yr Pass Thru	3.000		10-01-42	7,390,465	7,545,780
30 Yr Pass Thru	3.000		12-01-42	3,854,450	3,936,658
30 Yr Pass Thru	3.000		01-01-43	2,721,172	2,778,359

SEE NOTES TO FUND'S INVESTMENTS11

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		03-01-43	1,898,784	$1,949,962
30 Yr Pass Thru	3.000		05-01-43	2,602,701	2,672,851
30 Yr Pass Thru	3.000		06-01-43	4,530,217	4,625,422
30 Yr Pass Thru	3.500		11-01-40	6,998,213	7,357,418
30 Yr Pass Thru	3.500		06-01-42	5,938,435	6,249,739
30 Yr Pass Thru	3.500		08-01-42	10,651,795	11,210,183
30 Yr Pass Thru	3.500		01-01-43	29,824,352	31,336,355
30 Yr Pass Thru	3.500		07-01-43	10,872,951	11,468,415
30 Yr Pass Thru	4.000		11-01-40	2,370,464	2,558,156
30 Yr Pass Thru	4.000		01-01-41	12,736,384	13,661,537
30 Yr Pass Thru	4.000		09-01-41	12,524,959	13,562,280
30 Yr Pass Thru	4.000		10-01-41	9,312,961	10,037,145
30 Yr Pass Thru	4.000		01-01-42	7,078,861	7,645,998
30 Yr Pass Thru	4.000		09-01-43	14,360,624	15,607,642
30 Yr Pass Thru	4.000		10-01-43	18,276,508	19,840,720
30 Yr Pass Thru	4.000		01-01-44	6,467,309	7,020,820
30 Yr Pass Thru	4.500		08-01-40	13,535,018	14,765,575
30 Yr Pass Thru	4.500		02-01-41	13,151,066	14,350,824
30 Yr Pass Thru	4.500		05-01-41	10,832,427	11,839,278
30 Yr Pass Thru	4.500		06-01-41	13,646,222	14,948,724
30 Yr Pass Thru	4.500		07-01-41	5,929,867	6,495,860
30 Yr Pass Thru	4.500		08-01-41	8,192,207	8,974,136
30 Yr Pass Thru	4.500		05-01-42	15,343,200	16,802,880
30 Yr Pass Thru	5.000		08-01-40	9,298,534	10,330,158
30 Yr Pass Thru	5.000		09-01-40	15,953,792	17,769,241
30 Yr Pass Thru	5.000		02-01-41	6,111,648	6,819,306
30 Yr Pass Thru	5.000		03-01-41	6,950,340	7,776,829
30 Yr Pass Thru	5.000		04-01-41	12,871,850	14,366,904
30 Yr Pass Thru	5.000		07-01-42	4,870,883	5,417,371
30 Yr Pass Thru	5.500		05-01-35	2,939,929	3,323,843
30 Yr Pass Thru	5.500		04-01-36	744,499	839,394
30 Yr Pass Thru	5.500		05-01-36	3,321,075	3,747,495
30 Yr Pass Thru	5.500		01-01-39	2,736,499	3,095,558
30 Yr Pass Thru	6.000		02-01-37	761,134	870,731
30 Yr Pass Thru	6.000		07-01-38	2,835,170	3,241,013
30 Yr Pass Thru	6.500		01-01-39	3,421,761	3,927,239
30 Yr Pass Thru	6.500		06-01-39	1,203,632	1,380,423
Foreign government obligations 0.2%					$5,125,912
(Cost $4,607,180)
Argentina 0.2%					5,125,912
City of Buenos Aires (S)	9.950		03-01-17	2,645,000	2,737,575
Republic of Argentina (H)	8.280		12-31-33	2,376,454	2,388,337
Municipal bonds 0.2%					$5,959,104
(Cost $5,949,584)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	5,950,000	5,959,104
Term loans (M) 0.5%					$14,561,621
(Cost $15,021,822)
Consumer discretionary 0.1%					2,151,219
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc.	6.500		08-15-18	2,137,857	2,151,219

12SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 0.1%					$2,511,615
Household products 0.1%
The Sun Products Corp.	5.500		03-23-20	2,582,637	2,511,615
Energy 0.0%					1,176,776
Oil, gas and consumable fuels 0.0%
Templar Energy LLC	8.500		11-25-20	1,545,000	1,176,776
Financials 0.1%					1,526,429
Capital markets 0.1%
Walter Investment Management Corp.	4.750		12-19-20	1,651,681	1,526,429
Health care 0.0%					891,000
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250		11-03-20	900,000	891,000
Industrials 0.1%					2,643,596
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.750		12-28-19	980,000	977,060
Airlines 0.1%
Delta Air Lines, Inc.	3.250		10-18-18	1,668,970	1,666,536
Information technology 0.0%					410,316
Software 0.0%
BMC Software Finance, Inc.	5.000		09-10-20	429,875	410,316
Utilities 0.1%					3,250,670
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-16-21	2,059,264	2,059,264
La Frontera Generation LLC	4.500		09-30-20	1,196,391	1,191,406
Capital preferred securities 1.1%					$29,557,946
(Cost $28,584,208)
Financials 1.1%					29,557,946
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		04-13-15	4,683,000	3,746,400
Sovereign Capital Trust VI	7.908		06-13-36	2,613,000	2,755,978
Capital markets 0.4%
Goldman Sachs Capital II (P)(Q)	4.000		04-27-15	6,375,000	4,996,406
State Street Capital Trust IV (P)	1.240		04-27-15	5,430,000	4,561,200
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37	960,000	1,231,200
MetLife Capital Trust X (S)	9.250		04-08-38	2,795,000	4,094,675
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	6,235,000	6,549,868
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-67	1,525,000	1,622,219
Collateralized mortgage obligations 12.2%					$329,369,111
(Cost $313,771,299)
Commercial and residential 11.1%					298,321,553
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.751		08-25-35	1,767,483	1,667,426
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.228		12-25-46	17,926,803	1,581,486
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.391		06-25-45	3,744,909	3,478,301
Series 2005-1, Class AHM (P)	2.357		06-25-45	3,044,686	3,022,630

SEE NOTES TO FUND'S INVESTMENTS13

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	4,285,000	$4,904,178
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009		12-13-29	3,277,000	3,273,877
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.756		09-15-26	2,300,000	2,306,633
Series 2014-ICTS, Class D (P) (S)	2.072		06-15-28	710,000	709,512
Series 2014-ICTS, Class E (P) (S)	3.122		06-15-28	1,425,000	1,419,306
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.680		03-25-35	3,903,834	3,942,392
Series 2005-5, Class A2 (P)	2.320		08-25-35	4,577,589	4,603,196
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.871		01-25-35	6,131,147	5,993,583
Series 2005-5, Class 1A4 (P)	0.731		07-25-35	3,506,341	3,154,063
Series 2005-7, Class 11A1 (P)	0.711		08-25-35	4,680,134	4,342,991
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	4,377,959	4,468,053
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.171		07-05-33	4,600,000	4,592,272
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.673		08-15-29	5,015,000	5,022,959
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927		03-10-33	4,880,000	4,573,268
Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,285,000	3,257,168
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.172		12-15-27	5,010,000	5,015,065
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA IO	1.901		08-15-45	19,393,962	1,896,729
Series 2012-LC4, Class B (P)	4.934		12-10-44	2,105,000	2,347,582
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	4,315,000	4,455,725
Series 2013-CR11, Class B (P)	5.163		10-10-46	6,629,000	7,549,662
Series 2013-CR13, Class C (P)	4.755		12-10-23	2,855,000	3,081,964
Series 2013-CR6, Class XA IO	1.525		03-10-46	37,790,359	2,432,188
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	3,815,000	4,296,133
Series 2014-CR15, Class XA IO	1.346		02-10-47	39,171,573	2,683,488
Series 2014-CR16, Class C (P)	4.906		04-10-47	3,650,000	3,901,876
Series 2014-FL4, Class D (P) (S)	2.621		07-13-31	4,410,000	4,410,975
Series 2014-PAT, Class D (P) (S)	2.321		08-13-27	5,660,000	5,607,673
Series 2014-TWC, Class D (P) (S)	2.417		02-13-32	4,170,000	4,165,513
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.322		04-15-27	3,080,000	3,052,745
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.441		06-25-34	3,183,087	3,009,268
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.311		12-05-31	3,615,000	3,610,282
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX	3.382		12-15-19	2,115,000	2,065,944
Series 2015-NRF, Class EFX (S)	3.382		12-15-19	4,580,000	4,294,067
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.919		08-19-34	2,371,499	2,304,203
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.410		08-19-45	8,356,750	468,616
Series 2005-2, Class IX IO	2.181		05-19-35	38,028,195	2,530,700
Series 2005-9, Class 2A1C (P)	0.623		06-20-35	4,384,384	4,014,894
Series 2005-8, Class 1X IO	2.083		09-19-35	10,031,624	525,988

14SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-3, Class ES IO (S)	0.350		05-19-47	54,105,599	$574,872
Series 2007-4, Class ES IO	0.350		07-19-47	56,551,548	565,515
Series 2007-6, Class ES IO (S)	0.342		08-19-37	44,568,598	473,541
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.322		07-15-29	4,270,000	4,182,444
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.921		11-05-30	3,582,165	3,582,362
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	4,077,000	4,151,136
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.233		07-25-35	63,737,760	4,568,404
Series 2005-AR8, Class AX2 IO	2.265		04-25-35	54,079,160	4,198,273
Series 2005-AR18, Class 1X IO	2.044		10-25-36	23,805,095	2,075,145
Series 2005-AR18, Class 2X IO	1.686		10-25-36	36,091,698	1,445,660
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.677		04-15-47	4,435,000	4,669,820
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.430		07-05-32	20,100,000	1,861,803
Series 2013-JWRZ, Class D (P) (S)	3.163		04-15-30	3,095,000	3,095,439
Series 2014-FBLU, Class D (P) (S)	2.772		12-15-28	4,830,000	4,838,008
Series 2014-FBLU, Class E (P) (S)	3.672		12-15-28	3,925,000	3,924,604
Series 2014-FL5, Class C (P) (S)	2.272		07-15-31	7,575,000	7,577,500
Series 2014-INN, Class F (P) (S)	4.173		06-15-29	3,495,000	3,506,537
Series 2014-PHH, Class C (P) (S)	2.272		08-15-27	6,095,000	6,131,637
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.271		11-25-34	3,370,000	3,262,649
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.164		12-25-34	2,691,862	2,624,568
Series 2005-2, Class 1A (P)	1.581		10-25-35	4,382,398	4,252,434
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.185		02-15-46	2,528,000	2,603,860
Series 2014-C18, Class 300D	5.279		08-15-31	2,795,000	2,931,446
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	7,575,000	7,989,307
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.753		08-25-34	4,250,008	4,201,235
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.501		05-25-35	2,756,836	2,563,273
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 2005-2, Class M2 (P)	0.621		04-25-35	2,952,672	2,687,732
Opteum Mortgage Acceptance Corp. Series 2005-3, Class APT (P)	0.461		07-25-35	3,545,375	3,454,819
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.395		12-25-45	20,886,755	2,865,565
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	1,520,000	1,519,732
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.558		03-25-44	4,543,684	4,443,186
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.834		10-10-36	2,770,000	2,765,895
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	2,445,000	2,686,859
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.750		05-10-63	26,983,852	2,049,208
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	3.947		12-13-29	4,203,000	4,334,785

SEE NOTES TO FUND'S INVESTMENTS15

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591		04-15-47	1,810,000	$1,935,438
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.434		10-25-45	89,448,690	5,058,413
Series 2005-AR19, Class A1A2 (P)	0.461		12-25-45	4,028,756	3,675,040
Series 2005-AR2, Class 2A1B (P)	0.541		01-25-45	1,513,498	1,391,003
Series 2005-AR2, Class 2A3 (P)	0.521		01-25-45	2,284,284	2,101,162
Series 2005-AR8, Class 2AB2 (P)	0.591		07-25-45	4,193,865	3,871,638
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710		03-18-28	7,365,000	7,238,374
Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	4,215,000	3,923,381
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.207		11-15-45	29,454,962	3,223,492
Series 2013-C15, Class B (P)	4.482		08-15-46	1,072,000	1,171,658
Series 2013-C16, Class B (P)	4.983		09-15-46	1,800,000	2,038,127
U.S. Government Agency 1.1%					31,047,558
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	10,309,236	2,001,039
Series 4077, Class IK IO	5.000		07-15-42	4,158,635	902,576
Series 4136, Class IH IO	3.500		09-15-27	13,724,995	1,691,230
Series K017, Class X1 IO	1.430		12-25-21	20,465,337	1,588,376
Series K018, Class X1 IO	1.440		01-25-22	19,442,486	1,519,722
Series K021, Class X1 IO	1.501		06-25-22	4,619,296	405,348
Series K022, Class X1 IO	1.297		07-25-22	59,438,063	4,444,422
Series K709, Class X1 IO	1.535		03-25-19	17,014,307	916,918
Series K710, Class X1 IO	1.777		05-25-19	13,838,144	884,050
Series K711, Class X1 IO	1.705		07-25-19	49,236,627	3,057,250
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500		11-25-42	7,472,680	1,504,814
Series 2012-137, Class QI IO	3.000		12-25-27	14,988,906	1,869,251
Series 2012-137, Class WI IO	3.500		12-25-32	11,008,079	1,829,238
Series 402, Class 3 IO	4.000		11-25-39	3,753,735	609,601
Series 402, Class 4 IO	4.000		10-25-39	2,306,990	373,282
Series 402, Class 7 IO	4.500		11-25-39	2,133,680	362,380
Series 407, Class 15 IO	5.000		01-25-40	2,466,899	497,618
Series 407, Class 21 IO	5.000		01-25-39	1,144,555	225,248
Series 407, Class 7 IO	5.000		03-25-41	2,061,028	426,046
Series 407, Class 8 IO	5.000		03-25-41	1,031,831	207,354
Series 407, Class C6 IO	5.500		01-25-40	4,868,758	911,532
Government National Mortgage Association
Series 2012-114, Class IO	0.987		01-16-53	10,645,777	859,529
Series 2013-42, Class IA IO	3.500		03-20-43	13,813,460	1,744,679
Series 2013-42, Class YI IO	3.500		03-20-43	18,078,747	2,216,055
Asset backed securities 11.2%					300,902,323
(Cost $297,711,887)
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.846		05-25-35	2,419,980	2,313,791
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.621		10-25-35	5,235,000	4,707,254
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840		01-15-20	5,635,000	5,670,996
Ally Master Owner Trust Series 2012-4, Class A	1.720		07-15-19	2,315,000	2,324,709
American Express Credit Account Master Trust

16SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-1, Class A4	1.490		04-15-20	5,600,000	$5,621,963
Series 2014-4, Class A	1.430		06-15-20	6,475,000	6,484,997
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.641		05-25-35	3,070,000	2,898,442
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	8,440,000	8,613,712
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.249		01-25-34	1,585,140	1,528,662
Series 2004-W6, Class M1 (P)	0.996		05-25-34	1,398,450	1,360,185
Asset Backed Funding Certificates Series 2005-HE1, Class M1 (P)	0.801		03-25-35	2,130,175	2,037,222
Bank of The West Auto Trust Series 2014-1, Class A4 (S)	1.650		03-16-20	5,185,000	5,199,710
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.411		07-25-36	6,816,447	6,384,148
California Republic Auto Receivables Trust Series 2014-4, Class A4	1.840		06-15-20	2,905,000	2,912,713
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A	1.480		07-15-20	11,950,000	12,003,357
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160		06-17-19	6,440,000	6,443,381
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	3,959,000	3,957,032
Series 2014-A7, Class A	1.380		11-15-19	7,330,000	7,326,614
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760		12-16-19	2,565,000	2,581,755
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	4,415,000	4,889,626
Series 2014-A8, Class A8	1.730		04-09-20	8,560,000	8,606,455
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	1,175,855	1,213,208
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	9,284,706	9,522,943
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	121,477	116,458
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613		02-25-35	2,640,312	2,687,542
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.641		05-25-36	4,910,000	4,747,685
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.589		07-25-35	1,680,000	1,616,746
DB Master Finance LLC (S) Series 2015-1A, Class A2II	3.980		02-20-45	7,965,000	8,010,138
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	9,755,000	9,752,298
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.861		11-25-35	3,350,000	3,267,141
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.146		12-25-34	2,262,448	2,018,407
Ford Credit Auto Owner Trust Series 2014-1, Class B (S)	2.410		11-15-25	3,225,000	3,261,401
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	5,840,000	5,837,162
Series 2014-4, Class A1	1.400		08-15-19	7,020,000	7,018,624
Series 2015-1, Class A1	1.420		01-15-20	6,795,000	6,766,121
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	1,565,000	1,566,343

SEE NOTES TO FUND'S INVESTMENTS17

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.441		10-25-35	4,003,748	$3,758,467
GSAA Trust Series 2005-10, Class M3 (P)	0.721		06-25-35	4,265,000	4,060,762
Home Equity Asset Trust Series 2005-1, Class M4 (P)	1.191		05-25-35	2,085,000	2,006,581
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C, Class AII3 (P)	0.541		04-25-18	3,123,268	3,004,693
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310		10-15-20	9,245,000	9,237,133
John Deere Owner Trust Series 2014-B, Class A4	1.500		06-15-21	4,245,000	4,253,910
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.921		09-25-35	2,074,762	1,878,046
MVW Owner Trust Series 2014-1A, Class A (S)	2.250		09-20-31	1,470,313	1,457,117
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.846		03-25-35	6,690,000	6,343,846
Series 2005-2, Class M2 (P)	0.621		06-25-35	6,285,000	5,811,218
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	7,090,000	7,065,199
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	3,280,000	3,278,596
RAMP Trust Series 2005-RS3, Class M1 (P)	0.591		03-25-35	2,355,000	2,258,695
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934		08-25-35	2,680,000	2,693,277
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.321		09-25-36	6,809,025	6,283,245
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	3,891,091	3,905,963
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	3,006,610	3,165,728
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.609		11-25-35	2,648,500	2,483,954
Series 2006-OPT2, Class A3 (P)	0.351		05-25-36	1,085,495	1,006,971
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.471		12-25-36	6,930,000	6,709,841
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.891		02-25-35	4,785,000	4,462,371
Series 2005-2, Class M2 (P)	0.906		03-25-35	5,540,000	5,109,985
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.670		02-25-35	4,197,601	4,042,974
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	2,115,000	2,125,292
Toyota Auto Receivables Owner Trust Series 2014-C, Class A4	1.440		04-15-20	3,590,000	3,593,001
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	4,215,000	4,222,469
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	4,321,154	4,388,694
Series 2012-3A, Class B (S)	4.500		03-20-25	2,357,472	2,372,206
Series 2013-1A, Class B (S)	3.750		08-20-25	872,691	877,762
Series 2014-1A, Class A (S)	2.150		12-20-26	6,082,954	6,024,029
Series 2014-1A, Class B (S)	3.250		12-20-26	4,053,873	4,033,604
Series 2014-AA, Class A (S)	6.250		10-20-26	2,402,471	2,409,990
Series 2015-1A, Class A (S)	2.750		05-20-27	4,000,000	3,998,750

18SEE NOTES TO FUND'S INVESTMENTS

Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	1,305,000	$1,309,013
				Shares	Value
Preferred securities 1.2%					$31,790,341
(Cost $31,173,014)
Consumer staples 0.1%					2,150,625
Food and staples retailing 0.1%
	Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,150,625
Financials 0.8%					22,678,450
Banks 0.2%
	FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			62,350	1,731,460
	Regions Financial Corp., 6.375%			115,690	2,903,819
	Wells Fargo & Company, Series L, 7.500%			1,342	1,627,121
Capital markets 0.1%
	The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			79,325	1,978,366
Consumer finance 0.3%
	Ally Financial, Inc., 7.000% (S)			6,616	6,633,574
	Discover Financial Services, 6.500%			60,000	1,573,800
Diversified financial services 0.2%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			212,456	5,530,230
Real estate investment trusts 0.0%
	Weyerhaeuser Company, 6.375%			12,000	700,080
Industrials 0.1%					1,991,581
Aerospace and defense 0.1%
	United Technologies Corp., 7.500%			31,265	1,991,581
Utilities 0.2%					4,969,685
Electric utilities 0.1%
	Exelon Corp., 6.500%			30,506	1,513,098
Multi-utilities 0.1%
	Dominion Resources, Inc., 6.375%			68,339	3,456,587
				Par value	Value
Short-term investments 3.1%					$82,212,000
(Cost $82,212,000)
Repurchase agreement 3.1%					82,212,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $67,501,225 on 3-2-15, collateralized by $49,126,600 U.S. Treasury Inflation Indexed Bonds, 2.000% - 3.375% due 1-15-26 - 4-15-32 (valued at $68,851,254, including interest)				67,501,000	67,501,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $14,711,000 on 3-2-15, collateralized by $15,160,000 U.S. Treasury Notes, 1.125% due 5-31-19 (valued at $15,008,400, including interest)				14,711,000	14,711,000
Total investments (Cost $2,627,625,412)† 99.8%					$2,691,349,071
Other assets and liabilities, net 0.2%					$5,216,196
Total net assets 100.0%					$2,696,565,267

SEE NOTES TO FUND'S INVESTMENTS19

Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $659,338,741 or 24.5% of the fund's net assets as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $2,635,883,349. Net unrealized appreciation aggregated $55,465,722, of which $83,714,304 related to appreciated investment securities and $28,248,582 related to depreciated investment securities.

20SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,093,229,010	—	$1,089,797,961	$3,431,049
U.S. Government and Agency obligations	798,641,703	—	798,641,703	—
Foreign government obligations	5,125,912	—	5,125,912	—
Municipal bonds	5,959,104	—	5,959,104	—
Term loans	14,561,621	—	14,561,621	—
Capital preferred securities	29,557,946	—	29,557,946	—
Collateralized mortgage obligations	329,369,111	—	327,755,183	1,613,928
Asset backed securities	300,902,323	—	300,902,323	—
Preferred securities	31,790,341	$21,274,682	10,515,659	—
Short-term investments	82,212,000	—	82,212,000	—
Total Investments in Securities	$2,691,349,071	$21,274,682	$2,665,029,412	$5,044,977

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

21

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q3	02/15
This report is for the information of the shareholders of John Hancock Bond Fund.		4/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 14, 2015